Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	€ 6,461	€ 28,092
Short-term investments	4,435	6,218
Trade receivables and others	8,704	12,400
Total current assets	19,600	46,710
Non-current assets
Intangible assets		0
Property and equipment	3,643	4,356
Non-current financial assets	10,480	10,455
Other non-current assets	877	947
Trade receivables and others - non-current	126	251
Total non-current assets	15,126	16,009
Total assets	34,726	62,719
Current liabilities
Trade payables and others	11,269	15,042
Collaboration liabilities – current portion	8,995	6,501
Financial liabilities – current portion	10,790	8,802
Deferred revenue – current portion	127	2,825
Provisions - current portion	1,675	3,479
Total current liabilities	32,856	36,649
Non-current liabilities
Collaboration liabilities – non-current portion	30,616	31,748
Financial liabilities – non-current portion	9,416	13,771
Defined benefit obligations	1,951	1,923
Deferred revenue – non-current portion	0	0
Provisions - non-current portion	395	332
Total non-current liabilities	42,378	47,775
Shareholders’ equity
Share capital	4,697	4,687
Share premium	409,094	408,033
Retained earnings	(435,541)	(386,365)
Other reserves	865	1,118
Net income (loss)	(19,623)	(49,177)
Total shareholders’ equity	(40,508)	(21,704)
Total liabilities and shareholders’ equity	€ 34,726	€ 62,719